UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street, Suite #1925

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     August 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $120,817 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADYS PHARMACEUTICALS INC     COM              03252Q408     2877  1498393 SH       DEFINED                        1498393
ANTHERA PHARMACEUTICALS INC    COM              03674U102     1513   282214 SH       DEFINED                         282214
ARDEA BIOSCIENCES INC          COM              03969P107     3041   147917 SH       DEFINED                         147917
ARIAD PHARMACEUTICALS INC      COM              04033A100     5111  1812250 SH       DEFINED                        1812250
ARTHROCARE CORP                COM              043136100    10595   345686 SH       DEFINED                         345686
BIOMIMETIC THERAPEUTICS INC    COM              09064X101     2026   182150 SH       DEFINED                         182150
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     3512   176672 SH       DEFINED                         176672
CELGENE CORP                   COM              151020104     5168   101700 SH       DEFINED                         101700
CONMED CORP                    COM              207410101     6075   326100 SH       DEFINED                         326100
DISCOVERY LABORATORIES INC N   COM              254668106      679  3571430 SH       DEFINED                        3571430
HEARTWARE INTL INC             COM              422368100     2082    29718 SH       DEFINED                          29718
HILL ROM HLDGS INC             COM              431475102     5835   191748 SH       DEFINED                         191748
HUMAN GENOME SCIENCES INC      COM              444903108     6234   275100 SH       DEFINED                         275100
INCYTE CORP                    COM              45337C102     5902   533158 SH       DEFINED                         533158
ISHARES SILVER TRUST           CALL             46428Q909      103   140000 SH CALL  DEFINED                         140000
ISHARES TR                     DJ HEALTH CARE   464288828     2502    54500 SH       DEFINED                          54500
LEMAITRE VASCULAR INC          COM              525558201     2888   515696 SH       DEFINED                         515696
MICROMET INC                   COM              59509C105     4650   745200 SH       DEFINED                         745200
MICRUS ENDOVASCULAR CORP       COM              59518V102     4323   207935 SH       DEFINED                         207935
NEKTAR THERAPEUTICS            COM              640268108     6355   525200 SH       DEFINED                         525200
ONYX PHARMACEUTICALS INC       COM              683399109     4750   220000 SH       DEFINED                         220000
ORTHOFIX INTL N V              COM              N6748L102    13687   427050 SH       DEFINED                         427050
PROTALIX BIOTHERAPEUTICS INC   COM              74365A101     2965   485300 SH       DEFINED                         485300
ROCKWELL MEDICAL TECH          COM              774374102      345    64516 SH       DEFINED                          64516
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     3052   242227 SH       DEFINED                         242227
SEQUENOM INC                   COM NEW          817337405     2811   475600 SH       DEFINED                         475600
TOMOTHERAPY INC                COM              890088107     3103   975872 SH       DEFINED                         975872
UNITED THERAPEUTICS CORP DEL   COM              91307C102     4774    97800 SH       DEFINED                          97800
ZIMMER HLDGS INC               COM              98956P102     3859    71400 SH       DEFINED                          71400